INCOME TAX (Tables)	6 Months Ended
Jun. 30, 2022
INCOME TAX
Schedule of information about income tax

	For the six months ended June 30,
	2022	2021
	RMB’000	RMB’000
Current Tax:
PRC Income Tax Expense	83	7
Deferred tax expense	—	—
	83	7